Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of estimated residual value and estimated economic life of the specific assets
Asset	Rate
Computers	Straight line, 3 years
Right of use assets	Shorter of useful life or lease term

Schedule of financial assets and liabilities
Financial assets/liabilities	Classification IFRS 9
Cash	FVTPL
Receivables	Amortized cost
Restricted deposit	Amortized cost
Deposit	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost